Commitments - Company's Commitments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Recorded Unconditional Purchase Obligation [Line Items]
Operating leases, Total	$ 199
Operating leases, 2015	47
Operating leases, 2016	34
Operating leases, 2017	27
Operating leases, 2018	21
Operating leases, 2019	13
Operating leases, Thereafter	57
Purchase obligations, Total	391
Purchase obligations, 2015	362
Purchase obligations, 2016	15
Purchase obligations, 2017	6
Purchase obligations, 2018	5
Purchase obligations, 2019	3
Purchase obligations, Thereafter	0
Other obligations, Total	512
Other obligations, 2015	284
Other obligations, 2016	117
Other obligations, 2017	81
Other obligations, 2018	28
Other obligations, 2019	2
Other obligations, Thereafter	0
Company's commitments, Total	1,102
Company's commitments, 2015	693
Company's commitments, 2016	166
Company's commitments, 2017	114
Company's commitments, 2018	54
Company's commitments, 2019	18
Company's commitments, Thereafter	57
Equipment Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	171
Purchase obligations, 2015	171
Purchase obligations, Thereafter	0
Foundry Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	83
Purchase obligations, 2015	83
Purchase obligations, Thereafter	0
Software, Design, Technologies and Licenses [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	137
Purchase obligations, 2015	108
Purchase obligations, 2016	15
Purchase obligations, 2017	6
Purchase obligations, 2018	5
Purchase obligations, 2019	3
Purchase obligations, Thereafter	$ 0